TAXATION (Reconciliation of Accrued Unrecognized Tax Positions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Balance at the beginning of year	¥ 38,420	$ 5,905	¥ 36,090
Additions based on tax positions related to the current year	4,263	655	9,507
Additions related to prior year tax position	3,658	562	2,308
Reversal related to prior year tax position	(1,207)	(186)	(3,743)
Reversal from prior year withholding tax	0	0	(4,069)
Decrease relating to expiration of applicable statute of limitation	(3,079)	(473)	(1,673)
Foreign currency translation	(697)	(107)	0
Balance at the end of year	¥ 41,358	$ 6,356	¥ 38,420